Note 9 - Term Loans and Line of Credit Agreements (Details Textual)			2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($)	May 31, 2018 USD ($)	Mar. 11, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term Debt, Gross				$ 23,908,000			$ 23,908,000
Repayments of Lines of Credit								$ 1,839,000
Payments of Debt Issuance Costs								$ 290,000
Debt Issuance Costs, Net, Total				373,000			$ 373,000
Long-term Debt, Weighted Average Interest Rate, over Time							4.73%	5.46%
New Term Loan Agreement [Member]
Long-term Debt, Gross								$ 23,000,000
Debt Issuance Costs, Net, Total								415,000
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross	$ 23,000,000
Payments of Debt Issuance Costs	300,000
Proceeds from Issuance of Debt	$ 7,200,000
Restricted Cash, Total				$ 3,900,000			$ 3,900,000	7,200,000
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule (Year)	15 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio						1.2
Debt Issuance Costs, Net, Total	$ 400,000
The 2016 Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Repayments of Debt	10,300,000
The 2019 Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Repayments of Debt	2,900,000
The Line of Credit Agreement [Member] | Home Savings Bank [Member]
Repayments of Lines of Credit	1,700,000
Debt Instrument, Covenant, Fixed Charge Coverage Ratio							1.2
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base		$ 1,000,000
Proceeds from Lines of Credit, Total								0
Line of Credit Facility, Interest Rate at Period End				3.50%			3.50%
The Line of Credit Agreement [Member] | Home Savings Bank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
New Castle Country Club Commercial Mortgage [Member] | Mercer County State Bank [Member]
Repayments of Debt	$ 600,000
Paycheck Protection Program CARES Act [Member]
Long-term Debt, Gross				$ 1,964,000			$ 1,964,000
Debt Issuance Costs, Net, Total
Proceeds from Issuance of Long-term Debt, Total					$ 2,800,000
Debt Instrument, Decrease, Forgiveness				800,000
Interest Forgiven				$ 4,000			$ 4,000
Paycheck Protection Program CARES Act [Member] | Subsequent Event [Member]
Debt Instrument, Decrease, Forgiveness			$ 1,100,000
Interest Forgiven			$ 8,000